SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepayments And Deposits
Receivables from sales distributors	$ 43,596	$ 115,379
Deposits to suppliers	147,504	301,233
Subtotal	191,100	416,612
Less: Provision for doubtful accounts		(121,095)
Total	$ 191,100	$ 295,517